Property, Plant and Equipment (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment	[1]	£ 13,324	£ 12,747
Ending balance, property plant and equipment		21,260	13,324	[1]
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		33,717	31,012
Additions		13,963	5,387
On acquisition of subsidiary / business		12	1,569
Inflation adjustment		429	24
Disposals		(2,467)	(1,639)
Disposals costs/depreciation from subsidiary disposal		0	0
Transfers		0	0
Effect of foreign exchange translations		(731)	2,636
Ending balance, property plant and equipment		46,385	33,717
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(20,393)	(18,265)
Disposals		2,268	1,499
Disposals costs/depreciation from subsidiary disposal		0	0
Effect of foreign exchange translations		366	(1,459)
Charge for the year		6,634	5,086
Ending balance, property plant and equipment		(25,125)	(20,393)
Computers and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		6,085
Ending balance, property plant and equipment		11,317	6,085
Computers and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		19,368	17,498
Additions		9,093	3,611
On acquisition of subsidiary / business		12	618
Inflation adjustment		429	24
Disposals		(1,740)	(991)
Disposals costs/depreciation from subsidiary disposal		0	0
Transfers		0	0
Effect of foreign exchange translations		(410)	1,392
Ending balance, property plant and equipment		27,572	19,368
Computers and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(13,283)	(11,901)
Disposals		1,610	901
Disposals costs/depreciation from subsidiary disposal		0	0
Effect of foreign exchange translations		231	(870)
Charge for the year		4,351	3,153
Ending balance, property plant and equipment		(16,255)	(13,283)
Fixtures and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		6,742
Ending balance, property plant and equipment		8,161	6,742
Fixtures and Fittings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		13,846	13,182
Additions		3,088	1,279
On acquisition of subsidiary / business		0	951
Inflation adjustment		0	0
Disposals		(721)	(646)
Disposals costs/depreciation from subsidiary disposal		0	0
Transfers		497	323
Effect of foreign exchange translations		(321)	1,243
Ending balance, property plant and equipment		17,031	13,846
Fixtures and Fittings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(7,104)	(6,355)
Disposals		652	596
Disposals costs/depreciation from subsidiary disposal		0	0
Effect of foreign exchange translations		135	(588)
Charge for the year		2,283	1,933
Ending balance, property plant and equipment		(8,870)	(7,104)
Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0
Ending balance, property plant and equipment		0	0
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		6	9
Additions		0	0
On acquisition of subsidiary / business		0	0
Inflation adjustment		0	0
Disposals		(6)	(2)
Disposals costs/depreciation from subsidiary disposal		0	0
Transfers		0	0
Effect of foreign exchange translations		0	1
Ending balance, property plant and equipment		0	6
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		(6)	(9)
Disposals		6	2
Disposals costs/depreciation from subsidiary disposal		0	0
Effect of foreign exchange translations		0	(1)
Charge for the year		0	0
Ending balance, property plant and equipment		0	(6)
Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		497
Ending balance, property plant and equipment		1,782	497
Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		497	323
Additions		1,782	497
On acquisition of subsidiary / business		0	0
Inflation adjustment		0	0
Disposals		0	0
Disposals costs/depreciation from subsidiary disposal		0	0
Transfers		(497)	(323)
Effect of foreign exchange translations			0
Ending balance, property plant and equipment		1,782	497
Fixed Assets in Progress | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property plant and equipment		0	0
Disposals		0	0
Disposals costs/depreciation from subsidiary disposal		0	0
Effect of foreign exchange translations		0	0
Charge for the year		0	0
Ending balance, property plant and equipment		£ 0	£ 0

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).